ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31, 2017	December 31, 2016
Security deposits payable	$46,291	$57,186
Escrow liabilities (A)	6,664	10,503
Accounts payable	9,794	10,137
Mortgage interest payable	6,297	6,671
Deferred community fees, net	4,612	5,257
Rent collected in advance	2,091	3,180
Property tax payable	3,331	3,877
Other liabilities	5,584	4,012
Total accrued expenses and other liabilities	$84,664	$100,823

(A)	Represents amounts held by lenders in tax, insurance, replacement reserve and other escrow accounts that are related to mortgage notes collateralized by New Senior’s triple net lease properties.